Unearned Revenue (Details Narrative) - USD ($)		12 Months Ended
	Oct. 01, 2023	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2026
Gain on deconsolidation			$ 177,550
Unearned revenue		9,107,297	$ 9,107,297
Unearned revenue		$ 9,100,000		$ 9,100,000
VWFI [Member]
Gain on deconsolidation	$ 438,099